DARSIE & ELSTE

ATTORNEYS AT LAW

P.O. BOX 28

VERSAILLES, KENTUCKY 40383

TELEPHONE: (859) 873-3766

FAX: (859) 873-3606

E-MAIL: darsieandelste@aol.com

GAY M. ELSTE	JOHN C. DARSIE, JR.
(1936-1994)

January 15, 2013

Securities and Exchange Commission

450 Fifth Street, N.W.

Judiciary Plaza

Washington, D.C. 20049

RE:	Dupree Mutual Funds
Registration No. 2-74233 (under the 1933 Act)
Registration No. 811-2918 (under the 1940 Act)

TO WHOM IT MAY CONCERN:

On behalf of the Registrant, attached for filing are exhibits containing interactive data format risk/return summary information as updated by a sticker to the Registrant’s Prospectus dated November 1, 2012, and as supplemented January 11, 2013, and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended. The purpose of this filing is to submit the data in XBRL format for the Registrant.

Please feel free to contact the undersigned at (859) 221-9847 should questions arise.

Yours very truly,

/s/ Gay M. Elste

Gay M. Elste

GME:bh